Interest Incurred Recognized Related to Long-term PRC Notes (Detail) (Long-term Debt, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt
Debt Instrument [Line Items]
Contractual interest incurred	$ 5,403	$ 324
Amortization of debt issuance costs	230	14
Total interest incurred	$ 5,633	$ 338
Effective interest rate	7.15%	6.94%